Borrowings - Additional Information (Detail) - Short-term borrowings [member]	Dec. 31, 2017	Dec. 31, 2016
Bottom of range [member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings interest rate	0.70%	1.49%
Top of range [member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings interest rate	4.35%	4.35%